Shareholder Report, Holdings (Details) - InvestmentType_U.S. Government & Agencies	Mar. 31, 2025
C000247806
Holdings [Line Items]
Percent of Total Investments	100.00%
C000247805
Holdings [Line Items]
Percent of Total Investments	100.00%